Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Junior Participating Preferred Stock, Par Value	$ 0.001	$ 0.001
Series A Junior Participating preferred stock, shares authorized	1,000,000	0
Series A Junior Participating preferred stock, shares issued	0	0
Series A Junior Participating preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	18,842,388	18,676,396
Common stock, shares outstanding	18,842,388	18,676,396